American Electric Power
1 Riverside Plaza
Columbus, OH 43215-2373

VIA EDGAR

Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549-1004

Re:	File No. 0-18135
AEP Generating Company
Annual Report on Form 10-K

Dear Sirs:

On behalf of AEP Generating Company (the "Company"), we are filing herewith, under the Securities Exchange Act of 1934, the Annual Report on Form 10-K of the Company for the fiscal year ended December 31, 2006.

The financial statements in the 2006 Annual Report, incorporated herein by reference, do not reflect any change in any accounting principles or practices, or in the method of applying such principles or practices, from the financial statements included in the Company's 2005 Annual Report.

Very truly yours,

/s/ Thomas G. Berkemeyer
Assistant Secretary
(614) 716-1648